INTANGIBLE ASSETS AND GOODWILL, NET (Details) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about intangible assets [line items]
Beginning Period				$ 1,324,541
End Period		$ 1,464,372		1,342,890	$ 1,324,541
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period		3,090,365		2,789,435	2,512,114
Additions		419,789		271,722	277,346
Transfers		0		0	0
Disposals and others		(103,821)		29,208	(25)
End Period		3,406,333		3,090,365	2,789,435
Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period		1,747,475		1,464,894	1,242,843
Amortization of the year		258,984		241,080	224,216
Disposals and others		(64,498)		41,501	(2,165)
End Period		1,941,961		$ 1,747,475	$ 1,464,894
Client Relationships [member]
Disclosure of detailed information about intangible assets [line items]
End Period		146,027
Client Relationships [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period		407,205
Additions		0
Transfers		0
Disposals and others		(3,598)
End Period		403,607
Client Relationships [member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period		231,552
Amortization of the year		27,411
Disposals and others		(1,383)
End Period		257,580
Rights of use [member]
Disclosure of detailed information about intangible assets [line items]
End Period		0
Rights of use [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period		55,900
Additions		0
Transfers		0
Disposals and others		(55,900)
End Period		0
Rights of use [member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period		55,900
Amortization of the year		0
Disposals and others		(55,900)
End Period		0
Brand name [member]
Disclosure of detailed information about intangible assets [line items]
End Period	S/ 138,503	138,503	S/ 150,446
Brand name [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period		262,099
Additions		0
Transfers		0
Disposals and others		(3,171)
End Period		258,928
Brand name [member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period		111,653
Amortization of the year		11,574
Disposals and others		(2,802)
End Period		120,425
Fund manager contract [Member]
Disclosure of detailed information about intangible assets [line items]
End Period	S/ 88,455	88,455	S/ 98,746
Fund manager contract [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period		101,485
Additions		0
Transfers		0
Disposals and others		(5,958)
End Period		95,527
Fund manager contract [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period		2,739
Amortization of the year		5,363
Disposals and others		(1,030)
End Period		7,072
Core deposits intangible [Member]
Disclosure of detailed information about intangible assets [line items]
End Period		4,397
Core deposits intangible [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period		21,100
Additions		0
Transfers		0
Disposals and others		0
End Period		21,100
Core deposits intangible [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period		13,187
Amortization of the year		3,516
Disposals and others		0
End Period		16,703
Software and developments [member]
Disclosure of detailed information about intangible assets [line items]
End Period		659,962
Software and developments [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period		1,909,252
Additions		96,368
Transfers		202,876
Disposals and others		(35,194)
End Period		2,173,302
Software and developments [member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period		1,305,603
Amortization of the year		211,120
Disposals and others		(3,383)
End Period		1,513,340
Intangible in progress [member]
Disclosure of detailed information about intangible assets [line items]
End Period		427,028
Intangible in progress [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period		306,211
Additions		323,421
Transfers		(202,604)
Disposals and others		0
End Period		427,028
Intangible in progress [member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period		0
Amortization of the year		0
Disposals and others		0
End Period		0
Other Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
End Period		0
Other Intangible Assets [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period		27,113
Additions		0
Transfers		(272)
Disposals and others		0
End Period		26,841
Other Intangible Assets [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period		26,841
Amortization of the year		0
Disposals and others		0
End Period		$ 26,841